Activity in the Options Outstanding Under the Employee Stock Option Scheme, Employees Stock Option Schemes Issued on Acquisition of CBoP (Detail)	12 Months Ended					12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 INR	Mar. 31, 2010	Mar. 31, 2011 Centurion Bank of Punjab Limited INR	Mar. 31, 2010 Centurion Bank of Punjab Limited INR	Mar. 31, 2009 Centurion Bank of Punjab Limited INR		Mar. 31, 2009 Centurion Bank of Punjab Limited INR
Options
Options outstanding, beginning of year	94,811,500	83,169,000	84,689,000			7,718,900	14,801,135	17,741,085	[1]
Exercised	(34,645,250)	(23,883,500)	(4,340,500)			(2,766,810)	(6,911,215)	(995,665)
Forfeited	(1,047,500)	(790,250)	(2,782,500)				(171,020)	(1,259,765)
Lapsed	(670,250)	(25,000)	(662,000)			(572,065)		(684,520)
Options outstanding, end of period	91,416,000		83,169,000			4,380,025	7,718,900
Options exercisable, end of period	58,548,500		47,345,000		55,874,000	4,380,025	7,718,900			9,030,080
Weighted Average Exercise Price
Options outstanding, beginning of year		208.29	202.72	317.60		201.2	232.7	228.9
Exercised		185.68	140.21	222.14		211.7	162.8			154.1
Forfeited		273.54	211.69	333.27			216.8			236.7
Lapsed		71.72	164.61	255.27		240.5				241.0
Options outstanding, end of period		239.83	208.29	317.60		189.5	201.2
Options exercisable, end of period		200.60	191.64	248.80		189.5	201.2			216.7

[1]	Note: Being number of options exchanged on acquisition of CBoP